Note 12 - Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Accounting Changes and Error Corrections [Text Block]
NOTE
12
              RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Subsequent to the original issuance of the Company’s consolidated financial statements for the years ended
December
31,
2014
and
2013,
Company’s management determined it had misclassified
$179,098
of stock compensation expense that arose prior to
2013.
Management has evaluated the effect of the error and determined it qualitatively was immaterial to the Company’s financial position and results of operations for the years ended
December
31,
2014
and
2013.
In accordance with guidelines issued in Staff Accounting Bulletin No.
108,
we have revised the financial statements included herein and recorded the adjustment to opening equity. The impact of the revision on the Company’s balance sheet and statement of cash flows is illustrated on a condensed basis below. As a result of the aforementioned reclassification adjustment, there was no impact on the
2014
Statement of Operations.

Balance Sheet	Amounts Previously Reported	Adjustment	As Restated
Additional paid in capital	$5,580,548	$(179,058)	$5,401,490
Accumulated deficit	$(5,461,933)	$179,058	$(5,282,875)

Statement of Cash Flows	Amounts Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Stock based compensation	$264,226	$(179,058)	$85,168
Effect of exchange rate on cash and cash equivalents	$(156,338)	$179,058	$22,720